Deutsche Investment Management Americas Inc.
                                    One Beacon Street
                                    Boston, MA 02108

                                    May 4, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Core Plus Income Fund (the "Fund"), a series DWS Portfolio Trust (the "Trust") (Reg. Nos. 2-13627, 811-42)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 104 to the Trust's Registration Statement on form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Registration Statement and was filed electronically on April 28, 2009.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

                                 Very truly yours,


                                 /s/Laura McCollum

                                 Laura McCollum, Esq.
                                 Vice President and Counsel
                                 Deutsche Investment Management Americas Inc.

mal/lm

cc:      Thomas Hiller, Esq., Ropes & Gray